S000037565 [Member] Annual Fund Operating Expenses - AMG Yacktman Focused Fund	Dec. 31, 2025
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.25%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	1.06%